Investment In Joint Ventures And Associates_Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
W Service Networks Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		₩ 6,305,000,000	₩ 5,742,000,000
Liabilites		2,448,000,000	1,969,000,000
Operating revenue		18,525,000,000	17,572,000,000
Net income(loss)		1,197,000,000	1,322,000,000
Korea Credit Bureau Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		117,077,000,000	96,855,000,000
Liabilites		37,599,000,000	30,289,000,000
Operating revenue		107,810,000,000	91,200,000,000
Net income(loss)		13,391,000,000	1,480,000,000
Korea Finance Security Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		36,978,000,000	32,574,000,000
Liabilites		16,536,000,000	10,660,000,000
Operating revenue		60,599,000,000	61,939,000,000
Net income(loss)		(1,985,000,000)	(1,265,000,000)
Chin Hung International Inc.
Equity method investment summarized financial information [Line Items]
Assets			335,147,000,000
Liabilites			229,764,000,000
Operating revenue			499,152,000,000
Net income(loss)			26,617,000,000
Saman Corporation
Equity method investment summarized financial information [Line Items]
Assets			92,206,000,000
Liabilites			66,184,000,000
Operating revenue			91,088,000,000
Net income(loss)			(485,000,000)
Woori Growth Partnerships New Technology Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		65,390,000,000	83,583,000,000
Liabilites		252,000,000	330,000,000
Operating revenue		1,589,000,000	7,866,000,000
Net income(loss)		(9,601,000,000)	6,355,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		64,109,000,000	72,768,000,000
Liabilites		1,198,000,000	343,000,000
Operating revenue		7,425,000,000	8,939,000,000
Net income(loss)		6,201,000,000	7,462,000,000
K BANK Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		4,040,051,000,000	2,679,968,000,000
Liabilites		3,530,074,000,000	2,464,168,000,000
Operating revenue		68,144,000,000	84,928,000,000
Net income(loss)		(83,989,000,000)	(89,779,000,000)
Smart Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets		13,667,000,000	13,872,000,000
Liabilites		51,000,000	51,000,000
Operating revenue		1,000,000	2,000,000
Net income(loss)		(204,000,000)	(204,000,000)
Woori Bank-Company K Korea Movie Asset Fund
Equity method investment summarized financial information [Line Items]
Assets		11,273,000,000	13,294,000,000
Liabilites		119,000,000	2,000,000
Operating revenue		1,926,000,000	4,532,000,000
Net income(loss)		1,461,000,000	2,492,000,000
Well to Sea No.3 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		22,001,000,000	7,073,363,000,000
Liabilites		3,102,000,000	6,470,540,000,000
Operating revenue		610,535,000,000	524,319,000,000
Net income(loss)		16,061,000,000	48,357,000,000
Partner One Value Up I Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		42,205,000,000	42,602,000,000
Liabilites		0	0
Operating revenue		308,000,000	457,000,000
Net income(loss)		(329,000,000)	(175,000,000)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets		46,542,000,000	21,208,000,000
Liabilites		655,000,000	691,000,000
Operating revenue		1,024,000,000	766,000,000
Net income(loss)		(411,000,000)	(676,000,000)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		15,747,000,000	16,939,000,000
Liabilites		0	124,000,000
Operating revenue		284,000,000	10,000,000
Net income(loss)		(85,000,000)	(494,000,000)
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets		110,452,000,000	37,642,000,000
Liabilites		825,000,000	620,000,000
Operating revenue		23,875,000,000	2,000,000
Net income(loss)		21,106,000,000	(2,679,000,000)
LOTTE CARD Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	[1]	14,578,716,000,000	12,936,977,000,000
Liabilites	[1]	12,238,805,000,000	10,659,889,000,000
Operating revenue	[1]	1,255,593,000,000	1,366,512,000,000
Net income(loss)	[1]	78,781,000,000	42,538,000,000
Woori-Q Corporate Restructuring Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		58,355,000,000	15,975,000,000
Liabilites		433,000,000	823,000,000
Operating revenue		206,000,000	0
Net income(loss)		(1,590,000,000)	(823,000,000)
PCC-Woori LP Secondary Fund
Equity method investment summarized financial information [Line Items]
Assets		20,927,000,000	6,498,000,000
Liabilites		4,000,000	0
Operating revenue		2,082,000,000	0
Net income(loss)		1,425,000,000	(2,000,000)
Force TEC Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		47,077,000,000
Liabilites		45,552,000,000
Operating revenue		25,914,000,000
Net income(loss)		(415,000,000)
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Equity method investment summarized financial information [Line Items]
Assets		10,025,000,000
Liabilites		1,000,000
Operating revenue		187,000,000
Net income(loss)		23,000,000
Genesis Environmental Energy Company 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		16,192,000,000
Liabilites		118,000,000
Operating revenue		1,400,000,000
Net income(loss)		974,000,000
Union Technology Finance Investment Association
Equity method investment summarized financial information [Line Items]
Assets		15,151,000,000
Liabilites		51,000,000
Operating revenue		1,000,000
Net income(loss)		(50,000,000)
Uri Hanhwa Eureka Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		50,382,000,000	41,950,000,000
Liabilites		235,000,000	236,000,000
Operating revenue		8,150,000,000	41,000,000
Net income(loss)		7,676,000,000	(436,000,000)
Godo Kaisha Oceanos 1
Equity method investment summarized financial information [Line Items]
Assets		66,793,000,000	70,869,000,000
Liabilites		45,472,000,000	47,960,000,000
Operating revenue		1,425,000,000	778,000,000
Net income(loss)		14,000,000	119,000,000
Japanese Hotel Real Estate Private Equity Fund 2
Equity method investment summarized financial information [Line Items]
Assets		16,293,000,000	16,561,000,000
Liabilites		15,000,000	6,000,000
Operating revenue		1,359,000,000	0
Net income(loss)		1,271,000,000	₩ (600,000,000)
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Equity method investment summarized financial information [Line Items]
Assets		27,870,000,000
Liabilites		0
Operating revenue		148,000,000
Net income(loss)		148,000,000
Woori G Senior Loan No.1
Equity method investment summarized financial information [Line Items]
Assets		240,414,000,000
Liabilites		15,000,000
Operating revenue		1,721,000,000
Net income(loss)		1,584,000,000
Woori G Clean Energy No.1
Equity method investment summarized financial information [Line Items]
Assets		3,496,000,000
Liabilites		1,000,000
Operating revenue		33,000,000
Net income(loss)		32,000,000
Woori Goseong Power EBL Private Special Asset Fund
Equity method investment summarized financial information [Line Items]
Assets		90,728,000,000
Liabilites		21,000,000
Operating revenue		3,060,000,000
Net income(loss)		2,969,000,000
Woori Seoul Beltway Private Special Asset Fund
Equity method investment summarized financial information [Line Items]
Assets		22,452,000,000
Liabilites		1,000,000
Operating revenue		352,000,000
Net income(loss)		323,000,000
AJU TAERIM 1st Fund
Equity method investment summarized financial information [Line Items]
Assets		1,192,000,000
Liabilites		86,000,000
Operating revenue		0
Net income(loss)		(22,000,000)
Portone-Cape Fund No.1
Equity method investment summarized financial information [Line Items]
Assets		4,800,000,000
Liabilites		0
Operating revenue		0
Net income(loss)		0
KIWOOM PE AJU Investment Fund
Equity method investment summarized financial information [Line Items]
Assets		10,986,000,000
Liabilites		57,000,000
Operating revenue		0
Net income(loss)		(71,000,000)
Woori FirstValue Private Real Estate Fund No.2
Equity method investment summarized financial information [Line Items]
Assets		20,220,000,000
Liabilites		2,467,000,000
Operating revenue		9,000,000
Net income(loss)		(9,000,000)
Woori Star50 Master Fund ClassC-F
Equity method investment summarized financial information [Line Items]
Assets		1,011,000,000
Liabilites		246,000,000
Operating revenue		11,000,000
Net income(loss)		11,000,000
JC Assurance No.2 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		98,431,000,000
Liabilites		13,000,000
Operating revenue		0
Net income(loss)		(732,000,000)
Dream Company Growth no.1 PEF
Equity method investment summarized financial information [Line Items]
Assets		28,727,000,000
Liabilites		43,000,000
Operating revenue		0
Net income(loss)		(116,000,000)
HMS-Oriens 1st Fund
Equity method investment summarized financial information [Line Items]
Assets		52,685,000,000
Liabilites		53,000,000
Operating revenue		90,000,000
Net income(loss)		20,000,000
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Equity method investment summarized financial information [Line Items]
Assets		402,015,000,000
Liabilites		0
Operating revenue		10,727,000,000
Net income(loss)		₩ 10,727,000,000

[1]	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.